SUPPLEMENTAL CONSOLIDATED FINANCIAL INFORMATION - Parent only financial information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017	Sep. 07, 2016
Assets:
Other current assets	$ 5,881,000,000				$ 4,807,000,000				$ 5,881,000,000	$ 4,807,000,000
Other non-current assets	2,403,000,000				1,698,000,000				2,403,000,000	1,698,000,000
Total assets	124,193,000,000				119,672,000,000				124,193,000,000	119,672,000,000
Long-term debt	51,871,000,000				49,390,000,000				51,871,000,000	49,390,000,000
Redeemable shares	384,000,000				231,000,000				384,000,000	231,000,000
Stockholders' equity:
Common stock and capital in excess of $.01 par value	19,889,000,000				20,199,000,000				19,889,000,000	20,199,000,000
Retained earnings (deficit)	(6,860,000,000)				(4,095,000,000)				(6,860,000,000)	(4,095,000,000)
Accumulated other comprehensive income (loss)	130,000,000				(595,000,000)				130,000,000	(595,000,000)
Total Dell Technologies Inc. stockholders’ equity	11,719,000,000				14,757,000,000				11,719,000,000	14,757,000,000
Total liabilities, redeemable shares, and stockholders' equity	$ 124,193,000,000				$ 119,672,000,000				$ 124,193,000,000	$ 119,672,000,000
Common stock, par value (in dollars per share)	$ 0.01				$ 0.01				$ 0.01	$ 0.01
Condensed Income Statement [Abstract]
Parent - Interest and other, net									$ (2,353,000,000)	$ (2,104,000,000)
Parent - Income tax expense (benefit)									(1,843,000,000)	(1,420,000,000)
Consolidated net loss attributable to Dell Technologies Inc.	$ (100,000,000)	$ (846,000,000)	$ (732,000,000)	$ (1,171,000,000)	$ (85,000,000)	$ (1,742,000,000)	$ 574,000,000	$ 86,000,000	(2,849,000,000)	(1,167,000,000)
Comprehensive loss attributable to Dell Technologies Inc.									(2,124,000,000)	(1,438,000,000)
Condensed Statement of Cash Flows [Abstract]
Change in cash from operating activities									6,843,000,000	2,367,000,000
Cash flow from investing activities:
Acquisition of businesses, net									(658,000,000)	(37,609,000,000)
Change in cash from investing activities									(2,875,000,000)	(31,236,000,000)
Cash flow from financing activities:
Share repurchases for tax withholdings of equity awards									(385,000,000)	(93,000,000)
Other									1,000,000	16,000,000
Change in cash from financing activities									403,000,000	31,785,000,000
Cash, cash equivalents, and restricted cash at beginning of the period				9,474,000,000					9,474,000,000
Cash, cash equivalents, and restricted cash at end of the period	13,942,000,000				9,474,000,000				13,942,000,000	9,474,000,000
DHI Group
Cash flow from financing activities:
Repurchases of Common Stock									(6,000,000)	(10,000,000)
Class V Common Stock
Stockholders' equity:
Common stock, par value (in dollars per share)											$ 0.01
Cash flow from financing activities:
Repurchases of Common Stock									(723,000,000)	(701,000,000)
Parent Company
Assets:
Cash and cash equivalents	0				123,000,000				0	123,000,000
Other current assets	1,000,000				0				1,000,000	0
Investments in subsidiaries	12,128,000,000				14,926,000,000				12,128,000,000	14,926,000,000
Other non-current assets	0				4,000,000				0	4,000,000
Total assets	12,129,000,000				15,053,000,000				12,129,000,000	15,053,000,000
Long-term debt	26,000,000				26,000,000				26,000,000	26,000,000
Accrued and other	0				39,000,000				0	39,000,000
Redeemable shares	384,000,000				231,000,000				384,000,000	231,000,000
Stockholders' equity:
Common stock and capital in excess of $.01 par value	18,449,000,000				19,447,000,000				18,449,000,000	19,447,000,000
Retained earnings (deficit)	(6,860,000,000)				(4,095,000,000)				(6,860,000,000)	(4,095,000,000)
Accumulated other comprehensive income (loss)	130,000,000				(595,000,000)				130,000,000	(595,000,000)
Total Dell Technologies Inc. stockholders’ equity	11,719,000,000				14,757,000,000				11,719,000,000	14,757,000,000
Total liabilities, redeemable shares, and stockholders' equity	12,129,000,000				15,053,000,000				12,129,000,000	15,053,000,000
Debt, stated amount					2,000,000,000.0					2,000,000,000.0
Condensed Income Statement [Abstract]
Equity in net loss from continuing operations of subsidiaries attributable to Dell Technologies Inc.									(2,844,000,000)	(3,076,000,000)
Equity in net income (loss) from discontinued operations of subsidiaries									0	1,916,000,000
Equity in net loss of subsidiaries attributable to Dell Technologies Inc.									(2,844,000,000)	(1,160,000,000)
Parent - Interest and other, net									(2,000,000)	(11,000,000)
Parent - Income tax expense (benefit)									3,000,000	(4,000,000)
Consolidated net loss attributable to Dell Technologies Inc.									(2,849,000,000)	(1,167,000,000)
Other comprehensive income (loss) of subsidiaries attributable to Dell Technologies Inc.									725,000,000	(271,000,000)
Comprehensive loss attributable to Dell Technologies Inc.									(2,124,000,000)	(1,438,000,000)
Condensed Statement of Cash Flows [Abstract]
Change in cash from operating activities									(2,000,000)	(2,000,000)
Cash flow from investing activities:
Transfer to/from subsidiary									640,000,000	35,941,000,000
Acquisition of businesses, net									0	(39,521,000,000)
Change in cash from investing activities									640,000,000	(3,580,000,000)
Cash flow from financing activities:
Proceeds from the issuance of DHI Group Common Stock									0	4,422,000,000
Share repurchases for tax withholdings of equity awards									(33,000,000)	(6,000,000)
Other									1,000,000	0
Change in cash from financing activities									(761,000,000)	3,705,000,000
Change in cash, cash equivalents, and restricted cash									(123,000,000)	123,000,000
Cash, cash equivalents, and restricted cash at beginning of the period				$ 123,000,000				$ 0	123,000,000	0
Cash, cash equivalents, and restricted cash at end of the period	$ 0				$ 123,000,000				0	123,000,000
Parent Company | DHI Group
Cash flow from financing activities:
Repurchases of Common Stock									(6,000,000)	(10,000,000)
Parent Company | Class V Common Stock
Cash flow from financing activities:
Repurchases of Common Stock									$ (723,000,000)	$ (701,000,000)